Shareholders' Equity NCI (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 318	$ 4